Property and Plant and Equipment	12 Months Ended
Jun. 30, 2025
Property and Plant and Equipment [Abstract]
PROPERTY AND PLANT AND EQUIPMENT
10.	PROPERTY AND PLANT AND EQUIPMENT

	30 June 2025 $	30 June 2024 $
Office equipment – Cost	35,965	30,924
Office equipment - Accumulated depreciation	(33,949)	(30,071)
Office equipment – Net of accumulated depreciation	2,016	853

	30 June 2025 $	30 June 2024 $
Carrying value at beginning of year	853	7,555
Additions	1,131	-
Loss on disposal of fixed asset	945	-
Depreciation charge for the year	(1,088)	(6,642)
Foreign exchange	175	(60)
Carrying value at end of year	2016	853